Transactions with Related Party (Details)	3 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($)	Dec. 16, 2017 $ / d	Dec. 31, 2016 $ / d
Related Party [Abstract]
Management fees to related party	$ 29,440	$ 24,120	$ 55,500	$ 111,480
Due from related party	$ 176,434		96,264	263,079
Pavimar [Member] | Management Agreement [Member]
Related Party [Abstract]
Notice period to terminate agreement	2 months
Payment period if agreement is terminated	3 months
Fixed daily fee for services | $ / d					320	250
Management fees to related party	$ 29,440		55,500	111,480
Due from related party	$ 176,434		$ 96,264	$ 263,079